Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 01, 2018	Dec. 31, 2016	Mar. 10, 2015
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	50.00%
Book value of Seadrill investment	$ 800
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Current assets	1,110
Non-current assets	5,076
Current liabilities	(433)
Non-current liabilities	(3,039)
Net Assets	2,714
Seadrill share of book equity	1,399
Prior period impairments and other adjustments	0
Seadrill Partners LLC | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Total adjustments	(1,019)
Seadrill Partners LLC | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Total adjustments	99
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	$ 479
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	18.00%
Book value of Seadrill investment	$ 17
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Current assets	255
Non-current assets	1,567
Current liabilities	(599)
Non-current liabilities	(637)
Net Assets	$ 586
Ownership interest (as percent)	50.00%
Seadrill share of book equity	$ 293
Equity Method Investment, Loan	125
Total adjustments	(84)
Book value of Seadrill investment	209
Seabras Sapura | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Total adjustments	(387)
Seabras Sapura | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Total adjustments	178
SeaMex
Schedule of Equity Method Investments [Line Items]
Current assets	253
Non-current assets	977
Current liabilities	(149)
Non-current liabilities	(627)
Net Assets	$ 454
Ownership interest (as percent)	50.00%	50.00%			50.00%
Seadrill share of book equity	$ 227
Total adjustments	(186)
Prior period impairments and other adjustments	0
Book value of Seadrill investment	41
SeaMex | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Total adjustments	(357)
SeaMex | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Total adjustments	$ 171
Predecessor
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		$ 1,473
Predecessor | Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Current assets		1,214
Non-current assets		5,317
Current liabilities		(546)
Non-current liabilities		(3,284)
Net Assets		2,701
Seadrill share of book equity		1,398
Prior period impairments and other adjustments		(541)
Predecessor | Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		857
Predecessor | Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment		97
Predecessor | Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Current assets		467
Non-current assets		1,630
Current liabilities		(673)
Non-current liabilities		(1,014)
Net Assets		$ 410
Ownership interest (as percent)		50.00%
Seadrill share of book equity		$ 205
Equity Method Investment, Loan		148
Total adjustments		148
Book value of Seadrill investment		353
Predecessor | SeaMex
Schedule of Equity Method Investments [Line Items]
Current assets		294
Non-current assets		1,036
Current liabilities		(222)
Non-current liabilities		(666)
Net Assets		$ 442
Ownership interest (as percent)		50.00%
Seadrill share of book equity		$ 221
Total adjustments		(119)
Prior period impairments and other adjustments		(119)
Book value of Seadrill investment		$ 102